Board remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014
Number of Options (in shares):
Beginning of period	3,308,502
Options granted	0
Exercised (in shares)	(354,650)
End of period	2,789,561
Options outstanding, contractual life	7 years
Options vesting period	3 years
ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	655,921
Options granted	0
Exercised (in shares)	0
End of period	655,921
2007 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	23,168	[1]
Options granted	0	[1]
Exercised (in shares)	0	[1]
End of period	23,168	[1]
Exercise price (in euro/dollar per share)	16.51	[1]
2008 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	147,416	[1]
Options granted	0	[1]
Exercised (in shares)	0	[1]
End of period	147,416	[1]
Exercise price (in euro/dollar per share)	10.78	[1]
2009 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	58,967	[2]
Options granted	0	[2]
Exercised (in shares)	0	[2]
End of period	58,967	[2]
Exercise price (in euro/dollar per share)	12.79	[2]
2010 [Member] | P.A.M. van Bommel [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	29,483	[2]
Options granted	0	[2]
Exercised (in shares)	0	[2]
End of period	29,483	[2]
Exercise price (in euro/dollar per share)	13.80	[2]
2011 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	88,450	[3]
Options granted	0	[3]
Exercised (in shares)	0	[3]
End of period	88,450	[3]
Exercise price (in euro/dollar per share)	18.93	[3]
2011 [Member] | P.A.M. van Bommel [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	62,504	[3]
Options granted	0	[3]
Exercised (in shares)	0	[3]
End of period	62,504	[3]
Exercise price (in euro/dollar per share)	18.93	[3]
2012 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	70,760	[3]
Options granted	0	[3]
End of period	70,760	[3]
Exercise price (in euro/dollar per share)	22.93	[3]
2012 [Member] | P.A.M. van Bommel [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	47,173	[3]
Options granted	0	[3]
Exercised (in shares)	0	[3]
End of period	47,173	[3]
Exercise price (in euro/dollar per share)	22.93	[3]
2013 [Member] | C.D. del Prado [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	75,000	[3]
Options granted	0	[3]
Exercised (in shares)	0	[3]
End of period	75,000	[3]
Exercise price (in euro/dollar per share)	23.73	[3]
2013 [Member] | P.A.M. van Bommel [Member] | ASM International N.V. [Member]
Number of Options (in shares):
Beginning of period	53,000	[3]
Options granted	0	[3]
Exercised (in shares)	0	[3]
End of period	53,000	[3]
Exercise price (in euro/dollar per share)	23.73	[3]
2007 and 2008 [Member]
Number of Options (in shares):
Maximum percentage of options granted	150.00%
Options exercisable, contractual life	3 years
Options outstanding, contractual life	8 years
2009 and 2010 [Member]
Number of Options (in shares):
Options outstanding, contractual life	8 years
Options vesting period	3 years
2011 and 2012 [Member]
Number of Options (in shares):
Options outstanding, contractual life	7 years
Options vesting period	3 years

[1]	The vesting of these options was conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years
[2]	These options are granted for a term of eight years and become exercisable after a three years vesting period.
[3]	These options are granted for a term of seven years and become exercisable after a three years vesting period.